Right-of-use assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets
Opening amount	SFr 357,613	SFr 469,989
Depreciation charge	(280,593)	(291,573)
Effect of lease modifications	253,312	179,197
Closing amount	330,332	357,613	SFr 469,989
Cash outflow for leases	300,000	300,000
Research and development expense
Right-of-use assets
Depreciation charge	(200,000)	(200,000)	(200,000)
General and administration expense
Right-of-use assets
Depreciation charge	(100,000)	(100,000)	(100,000)
Cost
Right-of-use assets
Opening amount	1,485,392
Closing amount	1,738,704	1,485,392
Accumulated depreciation
Right-of-use assets
Opening amount	(1,127,779)
Closing amount	(1,408,372)	(1,127,779)
Properties
Right-of-use assets
Opening amount	353,097	456,885
Depreciation charge	(277,885)	(277,069)
Effect of lease modifications	253,312	173,281
Closing amount	328,524	353,097	456,885
Properties | Cost
Right-of-use assets
Opening amount	1,471,850
Closing amount	1,725,162	1,471,850
Properties | Accumulated depreciation
Right-of-use assets
Opening amount	(1,118,753)
Closing amount	(1,396,638)	(1,118,753)
Equipment
Right-of-use assets
Opening amount	4,516	13,104
Depreciation charge	(2,708)	(14,504)
Effect of lease modifications		5,916
Closing amount	1,808	4,516	SFr 13,104
Equipment | Cost
Right-of-use assets
Opening amount	13,542
Closing amount	13,542	13,542
Equipment | Accumulated depreciation
Right-of-use assets
Opening amount	(9,026)
Closing amount	SFr (11,734)	SFr (9,026)